Organization and principal activities - OptAim (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Consolidated VIE and VIE's subsidiary
Total assets	$ 207,258	$ 188,822
Total Liabilities	100,618	68,838
OptAim VIE
Consolidated VIE and VIE's subsidiary
Total assets	5,706	7,867
Total Liabilities	3,121	6,819
Registered capital and statutory reserve	$ 2,081	$ 2,081